CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents		$ 1,279	$ 1,406
Financial assets		1,392	740
Accounts receivable and other		2,628	2,204
Inventory		531	400
Assets classified as held for sale		856	146
Current assets		6,686	4,896
Property, plant and equipment		37,291	38,655
Intangible assets		11,822	14,214
Investments in associates and joint ventures		5,325	4,725
Investment properties		700	655
Goodwill		8,789	8,979
Financial assets		721	536
Other assets		1,524	1,141
Deferred income tax asset		111	160
Total assets		72,969	73,961
Liabilities
Accounts payable and other		4,478	4,019
Corporate borrowings		464	431
Non-recourse borrowings		2,567	2,701
Financial liabilities		390	1,510
Liabilities directly associated with assets classified as held for sale		478	0
Current liabilities		8,377	8,661
Corporate borrowings		3,202	2,288
Non-recourse borrowings		24,000	23,833
Financial liabilities		1,677	1,730
Other liabilities		4,164	5,027
Deferred income tax liability		5,975	6,011
Preferred shares		20	20
Total liabilities associated with assets held for sale		47,415	47,570
Partnership capital
Limited partners		5,372	5,702
General partner		27	31
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,263	2,408
BIPC exchangeable shares		1,289	1,369
Exchangeable units	[1]	72	85
Issuance of perpetual subordinated notes		293	0
Interest of others in operating subsidiaries		15,320	15,658
Preferred unitholders		918	1,138
Total partnership capital		25,554	26,391
Total liabilities and partnership capital		$ 72,969	$ 73,961

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.